Annual Total Returns (Vanguard Total World Stock Index Fund - ETF Shares ETF) (Vanguard Total World Stock Index Fund, Vanguard Total World Stock Index Fund - ETF Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Annual Total Return
2013	22.98%
2012	17.33%
2011	(7.71%)
2010	13.05%
2009	33.62%